Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000011134 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%	[1]
C000011134 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000011134 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000011134 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000011134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000011134 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000011134 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000011134 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000011134 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000011136 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%	[3]
C000011136 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000011136 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000011136 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000011136 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000011136 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000011136 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000011136 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000011136 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000011138 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%	[5]
C000011138 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000011138 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000011138 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000011138 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000011138 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000011138 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000011138 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000011138 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000011137 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.60%	[7]
C000011137 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000011137 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]
C000011137 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000011137 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000011137 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000011137 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000011137 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000011137 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	Amount rounds to less than 0.1%.